Annual Total Returns - FidelityLeveragedCompanyStockFund-KPRO - FidelityLeveragedCompanyStockFund-KPRO - Fidelity Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.71%
Annual Return 2015	(5.92%)
Annual Return 2016	7.38%
Annual Return 2017	21.15%
Annual Return 2018	(16.33%)
Annual Return 2019	35.76%
Annual Return 2020	26.85%
Annual Return 2021	26.26%
Annual Return 2022	(23.06%)
Annual Return 2023	26.22%